Short-term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 1,362,641	$ 1,153,623
Variable rate bonds, minimum maturity days	90
Aggregate Contractual Maturities In 2012 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	1,064,000
Aggregate Contractual Maturities In 2027 And Thereafter [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 298,600